MANAGEMENT'S LIQUIDITY PLANS	12 Months Ended
Mar. 31, 2013
Managements Liquidity Plans Disclosure [Abstract]
Managements Liquidity Plans Disclosure [Text Block]
NOTE 2	MANAGEMENT’S LIQUIDITY PLANS

The Company reported a net profits of approximately $1.5 million for Fiscal 2013 and a net loss of approximately $15.1 million for Fiscal 2012. At March 31, 2013, the Company had a working capital deficiency of approximately $2.8 million and an accumulated deficit of approximately $128.6 million, consolidated assets of approximately $11.1 million, and negative stockholders’ equity of approximately $8.8 million. The Company has not generated any significant operating profits to date. During the fiscal year ended March 31, 2013, the Company raised $437,500 of net proceeds from the sale of Series E Preferred Stock and $564,500 from the exercise of cash warrants.

On June 12, 2012, Elite entered into a bridge loan agreement, as amended on December 5, 2012, (the “Treppel Credit Line Agreement”) with Jerry Treppel, the Company’s Chairman and CEO. Under the terms of the Treppel Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Treppel Credit Line”) in the maximum principal amount of up to $1,000,000, at any one time. Mr. Treppel provided the Treppel Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on the earlier of (i) such date as Elite raises at least two million dollars in gross proceeds from the sale of any of its equity securities or (ii) July 31, 2013, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full. Elite may prepay any amounts owed without penalty. Any such prepayments shall first be due and owing and then to principal. Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year. Prior to maturity or the occurrence of an Event of Default as defined in the Treppel Credit Line Agreement, the Company may borrow, repay and reborrow under the Treppel Credit Line through maturity. Amounts borrowed under the Treppel Credit Line bear interest at the rate of ten percent (10%) per annum. For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10,2012, with such filings being herein incorporated by reference.

As of the March 31, 2013, the principal balance of the Treppel Credit Line was $600,000.

On April 19, 2013, subsequent to the end of Fiscal 2013, the Company entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”).

Under the terms and subject to the conditions of the LPC Agreement, the Company has the right to sell to and LPC is obligated to purchase up to $10 million in shares of the Company’s Common Stock, subject to certain limitations, from time to time, over the 36 month period commencing on May 9, 2013, the date that the registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, was declared effective by the SEC. The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase stock in amounts of up to $80,000 on any single business day, so long as at least two business days have passed since the most recent purchase, increasing to up to $500,000 per purchase, depending upon the closing sale price of the Common Stock. The purchase price of the shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to LPC on a day the Common Stock closing price is less than the floor price of $0.07 per share, subject to adjustment. The Company’s sales of shares of Common Stock to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by LPC and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of Common Stock.

A Current Report on Form 8-K was filed with the SEC on April 22, 2013 with regards to the LPC Purchase Agreement and LPC Registration Rights Agreement with such filing being herein incorporated by reference. A Securities Registration Statement on Form S-1 was filed with the SEC on April 25, 2013, with such filing being herein incorporated by reference. The registration statement was declared effective by the SEC on May 9, 2013, with such filings being herein incorporated by reference.

The Company’s strategy is to continue to be engaged in the development and manufacturing of oral controlled-release products. It will continue to develop generic versions of controlled-release drug products with high barriers to entry and assist partner companies in the life cycle management of products to improve off-patent drug products. The Company has four products currently being sold commercially. In addition, the Company has a generic product which was purchased and for which the Company is in the process of transferring the manufacture of such product to its facility in Northvale, New Jersey, and a pipeline of products under development.

As of March 31, 2013, the Company’s principal source of liquidity was approximately $0.4 million of cash and cash equivalents. The Company may also receive funds through the exercise of outstanding stock options and warrants and, subsequent to March 31, 2013, entered into the LPC Purchase Agreement and LPC Registration Rights Agreement, which could provide up to $10 million from the sale shares of the Company’s Common Stock to LPC. The Company also is exploring raising additional funds through the sale of its equity or debt securities or otherwise. However, there can be no assurance of the exercise of any outstanding options or warrants, the sale of shares of Common Stock pursuant to the LPC Purchase Agreement, the raising of funds pursuant to any new funding arrangements, or that any cash received from such sources will be material to contribute sufficient amounts to continue operating activities. Even if the Company were to receive the amounts enumerated in the LPC Purchase Agreement or from the exercise of outstanding options and warrants, there can be no assurances that the Company will not be required to seek additional capital in the future and that the Company will be able to obtain such additional capital on favorable terms, if at all.

As a result there is no assurance that the Company’s business strategy will be successfully implemented, and with the Company’s existing working capital levels, there can be no assurance that the Company will continue as a going concern.